UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 527 Madison Avenue
         7th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $55,171 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     1152   100000 SH       SOLE                   100000
ARVINMERITOR INC               COM              043353101     1001    75000 SH       SOLE                    75000
BANK OF AMERICA CORPORATION    COM              060505104     1160    65000 SH       SOLE                    65000
BARRICK GOLD CORP              COM              067901108     2300    60000 SH       SOLE                    60000
CAPSTONE TURBINE CORP          COM              14067D102      756   595239 SH       SOLE                   595239
CAREFUSION CORP                COM              14170T101      951    36000 SH       SOLE                    36000
CARMIKE CINEMAS INC            COM              143436400     2774   200000 SH       SOLE                   200000
CHIMERA INVT CORP              COM              16934Q109     1167   300000 SH       SOLE                   300000
CIT GROUP INC                  COM NEW          125581801     3896   100000 SH       SOLE                   100000
CONSTELLATION ENERGY GROUP I   COM              210371100      973    27700 SH       SOLE                    27700
DJSP ENTERPRISES INCORPORATE   SHS              G7982P104     1162   100000 SH       SOLE                   100000
EXPRESS SCRIPTS INC            COM              302182100     2544    25000 SH       SOLE                    25000
GLOBE SPECIALTY METALS INC     COM              37954N206     1890   168800 SH       SOLE                   168800
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1867  1582489 SH       SOLE                  1582489
LEAR CORP                      COM NEW          521865204     2381    30000 SH       SOLE                    30000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     3280    60000 SH       SOLE                    60000
LIFE TECHNOLOGIES CORP         COM              53217V109     3920    75000 SH       SOLE                    75000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     6910   500000 SH       SOLE                   500000
MASSEY ENERGY CORP             COM              576206106     1569    30000 SH       SOLE                    30000
MICROSOFT CORP                 COM              594918104     1236    42200 SH       SOLE                    42200
MOLECULAR INSIGHT PHARM INC    COM              60852M104      224   170669 SH       SOLE                   170669
NMT MED INC                    COM              629294109     1159   255814 SH       SOLE                   255814
PHH CORP                       COM NEW          693320202     2357   100000 SH       SOLE                   100000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     3575   250000 SH       SOLE                   250000
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      616    32000 SH       SOLE                    32000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      395    30000 SH       SOLE                    30000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      401    30000 SH       SOLE                    30000
RURAL / METRO CORP             COM              781748108     1091   150020 SH       SOLE                   150020
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     1166    50000 SH       SOLE                    50000
WEST MARINE INC                COM              954235107     1085   100000 SH       SOLE                   100000
XERIUM TECHNOLOGIES INC        COM              98416J100      213   300000 SH       SOLE                   300000